Other Accounts Payable (Details Narrative) - BRL (R$) R$ in Thousands			12 Months Ended
	Jul. 01, 2024	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Investment disposal	R$ 261,355		R$ 47,066	R$ 58,132	R$ 0
Payment of Installment		R$ 336,000	R$ 672,000